VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 45,340,578	$ 6,849,237	¥ 3,809,279	$ 575,437	¥ 1,817,620	¥ 12,344,929
Notes receivable	3,995,962	603,638	6,112,960
Trade accounts receivable, net	24,254,007	3,663,858	39,425,911
Purchase advances, net	12,654,546	1,911,621	11,476,000
Total current assets	100,834,569	15,232,270	68,387,075
Total Assets	121,807,517	18,400,484	71,155,045
LIABILITIES
Trade accounts payable	8,754,347	1,322,449	8,352,870
Taxes payable	431,913	65,246	684,721
Other liabilities	3,170,670	478,969	3,351,900
Total Current Liabilities	25,991,921	3,926,393	29,445,757
Total Liabilities	34,935,755	5,277,466	29,445,757
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets
Cash and cash equivalents	7,336,672	1,108,292	3,506,540
Notes receivable	3,995,962	603,638	6,112,960
Trade accounts receivable, net	24,254,007	3,663,858	39,425,911
Purchase advances, net	12,654,546	1,911,621	11,476,000
Other assets	14,281,461	2,157,386	7,450,483
Total current assets	62,522,648	9,444,795	67,971,894
Non-current assets	20,966,716	3,167,273	2,757,404
Total Assets	83,489,364	12,612,068	70,729,298
LIABILITIES
Trade accounts payable	8,754,347	1,322,449	8,352,870
Taxes payable	278,184	42,023	684,721
Other liabilities	14,730,356	2,225,197	16,372,863
Total Current Liabilities	23,762,887	3,589,669	25,410,454
Non-current liabilities	8,943,834	1,351,073	0
Total Liabilities	¥ 32,706,721	$ 4,940,742	¥ 25,410,454